Summary of Significant Accounting Policies - Share Based and Equity Settled Transactions - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash settlement period for share-based payment arrangement	3 years
Description of settlement method	For units that vest, unit holders receive a cash payment based on the closing price of the Company’s common shares on the third anniversary date of issue.
Equity settled transactions [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of equity settled share based payment	The cost of equity-settled transactions is measured at fair value at the grant date using a Black-Scholes option-pricing model. The cost of equity-settled transactions, together with a corresponding increase in equity, is recognized over the period in which the service conditions are fulfilled (the vesting period). For equity-settled transactions, the cumulative expense recognized at each reporting date until the vesting date reflects the extent to which the vesting period has expired and reflects the Company’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit to income for a period represents the movement in cumulative expense recognized as at the beginning and end of that period and is recorded in administrative and marketing expenses. No expense is recognized for awards that do not ultimately vest.